SUPPLEMENT TO THE PROSPECTUS
The date of this supplement is April 27, 2018.

MFS® Strategic Income Fund

Effective June 1, 2018, the section entitled "Portfolio Manager(s)" beneath the main heading entitled "Summary of Key Information" is replaced in its entirety as follows:
Portfolio Manager(s)
Portfolio Manager	Since	Title
Joshua Marston	2015	Investment Officer of MFS
William Adams	2011	Chief Investment Officer-Global Fixed Income of MFS
Neeraj Arora	June 2018	Investment Officer of MFS
Philipp Burgener	2017	Investment Officer of MFS
David Cole	2011	Investment Officer of MFS
Alexander Mackey	2017	Investment Officer of MFS
Robert Persons	2005	Investment Officer of MFS
Michael Skatrud	March 2018	Investment Officer of MFS
As of September 1, 2018, William Adams will no longer be a portfolio manager of the fund.

Effective June 1, 2018, the section entitled "Portfolio Manager(s)" beneath the main heading entitled "Management of the Fund" is replaced in its entirety as follows:
Portfolio Manager(s)
Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund's SAI.

Portfolio Manager	Primary Role	Five Year History
Joshua Marston	Lead Portfolio Manager	Employed in the investment area of MFS since 1999
William Adams	Below Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2009
Neeraj Arora	Emerging Markets Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2011
Philipp Burgener	Structured Securities Portfolio Manager	Employed in the investment area of MFS since 2003
David Cole	Below Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2004
Alexander Mackey	Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2001
Robert Persons	Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2000
Michael Skatrud	Below Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since May 2013; Senior High Yield Analyst at Columbia Management Investment Advisors, LLC from June 2009 to April 2013
As of September 1, 2018, William Adams will no longer be a portfolio manager of the fund.

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